Subsequent Events	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 20 — SUBSEQUENT EVENTS

On December 11, 2025, the Company completed its initial public offering (“IPO”) of 3,750,000 ordinary shares, par value US$0.0000625 per share, at a public offering price of US$4.00 per share. The IPO was conducted pursuant to the Company’s registration statement on Form F-1 (File No. 333-289556), which was declared effective by the U.S. Securities and Exchange Commission on December 9, 2025. The Company granted the underwriters a 45-day option to purchase up to an additional 562,500 ordinary shares to cover over-allotments, if any. The Company’s ordinary shares were approved for listing on the NYSE American and commenced trading under the symbol “JMG” on December 10, 2025.

On December 17, 2025, upon the underwriters’ exercise of the Over-Allotment Option, the Company sold 562,500 ordinary shares at a price of US$4.00 per share accordingly. As a result, the Company has raised total net proceeds of approximately US$15.1 million in the IPO, including the exercise of the Over-Allotment Option, after deducting underwriting discounts and offering expenses.

On January 14, 2026, the Securities and Exchange Commission (the “SEC”) announced the temporary suspension, pursuant to Section 12(k) of the Securities Exchange Act of 1934, of trading in the Company’s securities for a period of ten business days. Following the SEC’s announcement, the New York Stock Exchange (the “NYSE”) imposed a trading halt on the Company’s securities. The Company has received investigation-related inquiries from the SEC and the NYSE and is currently cooperating and responding to such inquiries.

As of the date hereof, although the SEC’s temporary trading suspension has expired, trading of the Company’s securities remains subject to the trading halt imposed by the NYSE. At this time, the Company is unable to predict the outcome of the inquiries or any actions that the SEC or the NYSE may take in connection therewith.

The Company evaluated all events and transactions that from September 30, 2025, February 10, 2026, which is the date that these consolidated financial statements are available to be issued, there were no other any material subsequent events that require disclosure in these consolidated financial statements, other than disclosed above.